Share capital - Summary of Compulsory Convertible Preference Shares (Detail) - shares	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Ending balance, shares	373,037,667
Compulsory Convertible Preference Shares
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Beginning balance, shares	0
Ending balance, shares	0	0
Compulsory Convertible Preference Shares | RPPL
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Beginning balance, shares		60,000,000